UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2011


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2011

                                                                      (Form N-Q)

48448-1211                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
October 31, 2011 (unaudited)

PRINCIPAL                                                                                      MARKET
AMOUNT                                                          COUPON                          VALUE
(000)         SECURITY                                            RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (72.1%)

              CONSUMER DISCRETIONARY (9.6%)
              -----------------------------
              ADVERTISING (0.4%)
$     4,892   Clear Channel Communication, Inc. (a),(b)           3.90%      1/28/2016     $    3,850
        400   Clear Channel Worldwide Holdings, Inc.              9.25      12/15/2017            430
      1,600   Clear Channel Worldwide Holdings, Inc.              9.25      12/15/2017          1,736
                                                                                           ----------
                                                                                                6,016
                                                                                           ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.7%)
      3,000   Hanesbrands, Inc.                                   6.38      12/15/2020          3,030
      4,135   Kellwood Co.(c)                                    12.88      12/31/2014          2,719
      5,000   Quiksilver, Inc.                                    6.88       4/15/2015          4,712
                                                                                           ----------
                                                                                               10,461
                                                                                           ----------
              AUTO PARTS & EQUIPMENT (0.3%)
        900   American Axle & Manufacturing Holdings, Inc. (d)    9.25       1/15/2017            950
      1,000   American Axle & Manufacturing, Inc.                 7.75      11/15/2019          1,000
      1,291   Federal-Mogul Corp. (a)                             2.18      12/29/2014          1,223
        659   Federal-Mogul Corp. (a)                             2.18      12/28/2015            624
      1,000   Tenneco, Inc.                                       7.75       8/15/2018          1,047
                                                                                           ----------
                                                                                                4,844
                                                                                           ----------
              BROADCASTING (0.8%)
      1,000   Crown Media Holdings, Inc. (d)                     10.50       7/15/2019          1,043
      3,000   LBI Media, Inc. (d)                                 8.50       8/01/2017          1,980
      1,000   Nexstar Broadcasting Group, Inc.                    8.88       4/15/2017          1,020
      1,000   Sinclair Television Group, Inc.                     8.38      10/15/2018          1,020
        887   Telesat Canada (a)                                  3.25      10/31/2014            872
         76   Telesat Canada (a)                                  3.25      10/31/2014             75
      3,912   Univision Communications, Inc. (a)                  4.50       3/31/2017          3,568
      1,000   Univision Communications, Inc. (d)                  7.88      11/01/2020          1,015
      1,000   Univision Communications, Inc. (d)                  8.50       5/15/2021            905
                                                                                           ----------
                                                                                               11,498
                                                                                           ----------
              CABLE & SATELLITE (1.1%)
      1,000   Cablevision Systems Corp.                           7.75       4/15/2018          1,043
      3,500   Cablevision Systems Corp.                           8.00       4/15/2020          3,710
      1,000   CCO Holdings, LLC                                   7.25      10/30/2017          1,062
        500   CCO Holdings, LLC                                   7.88       4/30/2018            534
        500   CCO Holdings, LLC                                   7.00       1/15/2019            521
      5,000   Cequel Communications Holdings I, LLC and
                 Cequel Capital Corp. (d)                         8.63      11/15/2017          5,275
      3,000   Mediacom Broadband, LLC                             8.50      10/15/2015          3,067
      1,000   Mediacom Broadband, LLC                             9.13       8/15/2019          1,055
                                                                                           ----------
                                                                                               16,267
                                                                                           ----------
              CASINOS & GAMING (3.9%)
      4,000   Boyd Gaming Corp.                                   7.13       2/01/2016          3,640
      3,235   Caesar's Entertainment Operating Co., Inc. (a)      3.36       1/28/2015          2,856
        172   Caesar's Entertainment Operating Co., Inc.         10.00      12/15/2018            125
      6,025   Caesar's Entertainment Operating Co., Inc.         10.00      12/15/2018          4,579

================================================================================

1  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                          COUPON                          VALUE
(000)         SECURITY                                            RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------
$     8,000   CityCenter Holdings, LLC (d)                        7.63%      1/15/2016     $    8,340
      3,167   CityCenter Holdings, LLC (d)                       10.75       1/15/2017          3,246
      1,500   Eldorado Resorts, LLC (d)                           8.63       6/15/2019          1,286
      3,000   Harrah's Operating Co., Inc.                       11.25       6/01/2017          3,218
      2,172   Inn of the Mountain Gods Resort & Casino (d)        1.25      11/30/2020          1,227
        879   Inn of the Mountain Gods Resort & Casino (d)        8.75      11/30/2020            853
      2,000   Isle of Capri Casinos, Inc.                         7.00       3/01/2014          1,940
      3,000   Jacobs Entertainment, Inc.                          9.75       6/15/2014          2,925
      5,000   Marina District Finance Co., Inc.                   9.88       8/15/2018          4,962
      1,030   MGM Mirage                                          6.75       9/01/2012          1,036
      2,000   MGM Mirage                                          6.63       7/15/2015          1,885
      1,675   MGM Resorts International (a)                       7.00       2/21/2014          1,637
      5,000   MTR Gaming Group, Inc. (d)                         11.50       8/01/2019          4,037
      1,000   Pinnacle Entertainment, Inc.                        8.75       5/15/2020          1,018
      5,000   Revel Entertainment, LLC (a)                        9.00       2/17/2017          4,555
      1,000   Scientific Games Corp.                              8.13       9/15/2018          1,025
      2,000   Shingle Springs Tribal Gaming Auth. (d)             9.38       6/15/2015          1,040
      3,000   Snoqualmie Entertainment Auth. (d)                  4.18(e)    2/01/2014          2,640
      1,000   Snoqualmie Entertainment Auth. (d)                  9.13       2/01/2015            960
                                                                                           ----------
                                                                                               59,030
                                                                                           ----------
              CATALOG RETAIL (0.2%)
      1,000   QVC, Inc. (d)                                       7.13       4/15/2017          1,058
      1,000   QVC, Inc. (d)                                       7.38      10/15/2020          1,092
                                                                                           ----------
                                                                                                2,150
                                                                                           ----------
              DEPARTMENT STORES (0.4%)
      3,200   Dillard's, Inc.                                     7.13       8/01/2018          3,128
      1,025   J.C. Penney Co., Inc.                               7.40       4/01/2037            961
      2,100   May Dept Stores Co.                                 7.88       8/15/2036          2,392
                                                                                           ----------
                                                                                                6,481
                                                                                           ----------
              HOMEBUILDING (0.1%)
      1,000   Beazer Homes USA, Inc.                              9.13       5/15/2019            705
      1,000   Lennar Corp.                                       12.25       6/01/2017          1,180
                                                                                           ----------
                                                                                                1,885
                                                                                           ----------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
      1,000   NCL Corp. Ltd.                                     11.75      11/15/2016          1,155
                                                                                           ----------
              LEISURE FACILITIES (0.3%)
      2,000   Clubcorp Club Operations                           10.00      12/01/2018          1,890
      3,000   Palace Entertainment Holdings, LLC (d)              8.88       4/15/2017          2,940
                                                                                           ----------
                                                                                                4,830
                                                                                           ----------
              LEISURE PRODUCTS (0.2%)
      2,700   FGI Operating Co., Inc.                            10.25       8/01/2015          2,855
                                                                                           ----------
              MOVIES & ENTERTAINMENT (0.4%)
      1,500   AMC Entertainment, Inc.                             8.75       6/01/2019          1,588
      1,000   Cinemark USA, Inc.                                  8.63       6/15/2019          1,092
      1,000   Live Nation Entertainment, Inc. (d)                 8.13       5/15/2018            948
      2,000   Production Resource Group (d)                       8.88       5/01/2019          1,825
        250   WMG Acquisition Corp.                               9.50       6/15/2016            263
                                                                                           ----------
                                                                                                5,716
                                                                                           ----------
              PUBLISHING (0.1%)
        195   American Media, Inc. (d)                            9.00       5/01/2013            162
      2,000   McClatchy Co.                                      11.50       2/15/2017          1,980
                                                                                           ----------
                                                                                                2,142
                                                                                           ----------
              RESTAURANTS (0.4%)
      1,867   CKE Restaurants, Inc.                              11.38       7/15/2018          2,026
      3,000   Dineequity, Inc.                                    9.50      10/30/2018          3,195
                                                                                           ----------
                                                                                                5,221
                                                                                           ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                          COUPON                          VALUE
(000)         SECURITY                                            RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------
              SPECIALIZED CONSUMER SERVICES (0.0%)
$       400   Mac-Gray Corp.                                      7.63%      8/15/2015     $      410
                                                                                           ----------
              TIRES & RUBBER (0.2%)
      3,000   Goodyear Tire & Rubber Co.                          8.25       8/15/2020          3,232
                                                                                           ----------
              Total Consumer Discretionary                                                    144,193
                                                                                           ----------

              CONSUMER STAPLES (2.0%)
              -----------------------
              DRUG RETAIL (0.2%)
      1,000   Rite Aid Corp.                                      8.63       3/01/2015            950
      2,000   Rite Aid Corp.                                      9.75       6/12/2016          2,185
                                                                                           ----------
                                                                                                3,135
                                                                                           ----------
              FOOD DISTRIBUTORS (0.2%)
      2,000   U.S. Foodservice (d)                                8.50       6/30/2019          1,950
                                                                                           ----------
              FOOD RETAIL (0.4%)
      1,210   Albertsons, Inc.                                    8.70       5/01/2030          1,095
      1,000   American Stores Co.                                 8.00       6/01/2026            858
      3,000   ARAMARK Corp. (f)                                   8.50       2/01/2015          3,131
      1,000   Susser Holdings Corp.                               8.50       5/15/2016          1,057
                                                                                           ----------
                                                                                                6,141
                                                                                           ----------
              HOUSEHOLD PRODUCTS (0.3%)
      2,250   Diversey, Inc.                                      8.25      11/15/2019          2,692
      2,000   Spectrum Brands, Inc.                               9.50       6/15/2018          2,220
                                                                                           ----------
                                                                                                4,912
                                                                                           ----------
              PACKAGED FOODS & MEAT (0.9%)
      2,000   Blue Merger Sub, Inc. (d)                           7.63       2/15/2019          1,890
      4,000   Dean Foods Co.                                      9.75      12/15/2018          4,320
      4,750   Reddy Ice Corp.                                    11.25       3/15/2015          4,512
      2,175   Reddy Ice Holdings, Inc.                           10.50      11/01/2012          2,175
                                                                                           ----------
                                                                                               12,897
                                                                                           ----------
              Total Consumer Staples                                                           29,035
                                                                                           ----------

              ENERGY (12.3%)
              --------------
              COAL & CONSUMABLE FUELS (0.7%)
      1,000   Arch Coal, Inc.                                     7.25      10/01/2020          1,048
      1,500   CONSOL Energy, Inc.                                 8.00       4/01/2017          1,650
      1,000   CONSOL Energy, Inc.                                 8.25       4/01/2020          1,102
      3,000   James River Coal Co.                                7.88       4/01/2019          2,527
      1,500   Murray Energy Corp. (d)                            10.25      10/15/2015          1,519
      2,000   Peabody Energy Corp.                                7.88      11/01/2026          2,225
                                                                                           ----------
                                                                                               10,071
                                                                                           ----------
              OIL & GAS DRILLING (0.2%)
      1,000   Parker Drilling Co.                                 9.13       4/01/2018          1,052
      1,599   Stallion Oilfield Holdings, Ltd.                   10.50       2/15/2015          1,719
                                                                                           ----------
                                                                                                2,771
                                                                                           ----------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
      2,500   Basic Energy Services, Inc.                         7.13       4/15/2016          2,544
      1,000   Basic Energy Services, Inc. (d)                     7.75       2/15/2019          1,000
      1,000   Global Geophysical Services, Inc.                  10.50       5/01/2017            970
      1,500   Helix Energy Solutions Group, Inc. (d)              9.50       1/15/2016          1,536
      2,000   McJunkin Red Man Corp.                              9.50      12/15/2016          2,075
      1,169   Seitel, Inc.                                        9.75       2/15/2014          1,166
                                                                                           ----------
                                                                                                9,291
                                                                                           ----------
              OIL & GAS EXPLORATION & PRODUCTION (3.7%)
      2,000   Alta Mesa Holdings, LP                              9.63      10/15/2018          1,870
      1,000   Bill Barrett Corp.                                  7.63      10/01/2019          1,060

================================================================================

3  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                          COUPON                          VALUE
(000)         SECURITY                                            RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------
$     1,000   Chaparral Energy, Inc.                              8.88%      2/01/2017     $    1,020
      3,000   Chaparral Energy, Inc.                              8.25       9/01/2021          3,052
      2,000   Comstock Resources, Inc.                            7.75       4/01/2019          1,972
      3,000   EV Energy Partners, LP (d)                          8.00       4/15/2019          2,970
      3,000   GMX Resources, Inc. (d)                            11.38       2/15/2019          2,175
      2,000   Hilcorp Energy I, LP (d)                            8.00       2/15/2020          2,155
      1,000   Hilcorp Energy I, LP (d)                            7.63       4/15/2021          1,058
      2,000   Laredo Petroleum, Inc. (d)                          9.50       2/15/2019          2,130
      2,000   Linn Energy LLC                                     8.63       4/15/2020          2,210
      4,750   NFR Energy, LLC (d)                                 9.75       2/15/2017          4,227
      3,500   NFR Energy, LLC/Financial Corp. (d)                 9.75       2/15/2017          3,115
      3,000   Penn Virginia Corp.                                 7.25       4/15/2019          2,925
      1,000   PetroQuest Energy, Inc.                            10.00       9/01/2017          1,045
        900   QEP Resources, Inc.                                 6.80       3/01/2020            950
     10,000   Quicksilver Resources, Inc.                         7.13       4/01/2016          9,925
      2,000   Rosetta Resources, Inc.                             9.50       4/15/2018          2,195
      1,000   SandRidge Energy, Inc. (d)                          9.88       5/15/2016            958
      1,000   SandRidge Energy, Inc. (d)                          9.88       5/15/2016          1,063
      1,000   SandRidge Energy, Inc. (d)                          8.00       6/01/2018          1,006
      2,000   Stone Energy Corp.                                  8.63       2/01/2017          2,005
      5,000   Venoco, Inc.                                        8.88       2/15/2019          4,725
                                                                                           ----------
                                                                                               55,811
                                                                                           ----------
              OIL & GAS REFINING & MARKETING (0.4%)
      2,000   Coffeyville Resources (d)                          10.88       4/01/2017          2,275
      2,000   Crosstex Energy, LP                                 8.88       2/15/2018          2,125
      1,000   Tesoro Corp.                                        9.75       6/01/2019          1,119
                                                                                           ----------
                                                                                                5,519
                                                                                           ----------
              OIL & GAS STORAGE & TRANSPORTATION (6.7%)
      4,000   Copano Energy, LLC                                  7.13       4/01/2021          4,110
      7,061   El Paso Corp.                                       7.80       8/01/2031          8,120
      4,000   El Paso Corp.                                       7.75       1/15/2032          4,630
     11,400   Enbridge Energy Partners, LP (f)                    8.05      10/01/2037         11,884
      2,500   Energy Transfer Equity, LP                          7.50      10/15/2020          2,709
     12,250   Enterprise Products Operating, LP                   7.00       6/01/2067         11,892
      9,000   Enterprise Products Operating, LP                   7.03       1/15/2068          9,282
      4,000   Genesis Energy, LP (d)                              7.88      12/15/2018          3,900
      2,000   MarkWest Energy Partners, LP                        6.75      11/01/2020          2,100
      5,000   MarkWest Energy Partners, LP                        6.50       8/15/2021          5,181
      1,000   Martin Midstream Partners, LP/Finance Corp.         8.88       4/01/2018          1,040
      3,000   NGPL PipeCo., LLC (d)                               7.77      12/15/2037          2,866
      5,000   Niska Gas Storage                                   8.88       3/15/2018          5,284
      2,000   Regency Energy Partners, LP                         9.38       6/01/2016          2,225
      1,500   Regency Energy Partners, LP                         6.88      12/01/2018          1,592
      2,000   Sabine Pass LNG, LP                                 7.25      11/30/2013          2,010
      2,000   Sabine Pass LNG, LP                                 7.50      11/30/2016          1,980
     20,000   Southern Union Co. (f)                              7.20(e)   11/01/2066         17,300
      3,000   Targa Resources Partners, LP (d)                    6.88       2/01/2021          2,978
                                                                                           ----------
                                                                                              101,083
                                                                                           ----------
              Total Energy                                                                    184,546
                                                                                           ----------

              FINANCIALS (18.6%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
      2,000   Nuveen Investments, Inc.                           10.50      11/15/2015          1,980
                                                                                           ----------
              CONSUMER FINANCE (2.0%)
      5,000   Ally Financial, Inc.                                6.25      12/01/2017          4,975
      4,000   American Express Co.                                6.80       9/01/2066          3,975
      5,000   Capital One Financial Corp.                         7.69       8/15/2036          4,981
      6,000   Credit Acceptance Corp.                             9.13       2/01/2017          6,210
      5,000   Ford Motor Credit Co., LLC                          5.75       2/01/2021          5,350

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                          COUPON                          VALUE
(000)         SECURITY                                            RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------
$     5,000   General Motors Acceptance Corp.                     6.75%     12/01/2014     $    5,075
                                                                                           ----------
                                                                                               30,566
                                                                                           ----------
              DIVERSIFIED BANKS (0.4%)
      7,500   USB Realty Corp. (d)                                6.09               -(g)       5,456
                                                                                           ----------
              INVESTMENT BANKING & BROKERAGE (0.1%)
      1,000   Lehman Brothers Holdings, Inc. (h)                  5.75      12/31/2049            250
      1,500   Lehman Brothers Treasury Co. B.V. (h)               0.01      12/29/2011            495
                                                                                           ----------
                                                                                                  745
                                                                                           ----------
              LIFE & HEALTH INSURANCE (3.0%)
      1,000   Americo Life, Inc. (d)                              7.88       5/01/2013          1,045
      3,000   Forethought Financial Group (d)                     8.63       4/15/2021          3,053
      2,000   Great-West Life & Annuity Insurance Co. (d)         7.15       5/16/2046          1,960
     22,000   Lincoln National Corp.                              7.00       5/17/2066         20,900
      2,000   MetLife, Inc.                                      10.75       8/01/2039          2,630
     18,000   StanCorp Financial Group, Inc.                      6.90       6/01/2067         16,022
                                                                                           ----------
                                                                                               45,610
                                                                                           ----------
              MULTI-LINE INSURANCE (4.1%)
     21,299   Genworth Financial, Inc.                            6.15      11/15/2066         12,141
     20,000   Glen Meadow (d)                                     6.51       2/12/2067         15,150
     12,034   ILFC E-Capital Trust I (d)                          4.77(e)   12/21/2065          8,284
     16,362   ILFC E-Capital Trust II (d)                         6.25      12/21/2065         11,944
     15,000   Nationwide Mutual Insurance Co. (d)                 5.81      12/15/2024         14,489
                                                                                           ----------
                                                                                               62,008
                                                                                           ----------
              MULTI-SECTOR HOLDINGS (0.8%)
      2,750   Leucadia National Corp.                             7.13       3/15/2017          2,867
      9,025   Leucadia National Corp.                             8.65       1/15/2027          9,205
                                                                                           ----------
                                                                                               12,072
                                                                                           ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
      9,000   ABN AMRO North America Holding Co. (d)              6.47               -(g)       7,155(g)
      2,000   AgFirst Farm Credit Bank                            6.59               -(g)       1,340
      5,000   BankAmerica Institutional Capital (d)               8.07      12/31/2026          4,550
      5,000   Citigroup Capital XXI                               8.30      12/21/2057          5,062
      4,000   General Electric Capital Trust I                    6.38      11/15/2067          3,958
      2,245   NB Capital Trust IV                                 8.25       4/15/2027          2,099
                                                                                           ----------
                                                                                               24,164
                                                                                           ----------
              PROPERTY & CASUALTY INSURANCE (2.4%)
      2,300   Assured Guaranty U.S. Holdings, Inc.                6.40      12/15/2066          1,713
      1,000   Farmers Exchange Capital (d)                        7.05       7/15/2028          1,087
      1,700   Farmers Insurance Exchange (d)                      8.63       5/01/2024          2,083
      1,000   Financial Security Assurance Holdings Ltd. (d)      6.40      12/15/2066            715
      3,780   Hanover Insurance Group, Inc.                       8.21       2/03/2027          3,856
      5,400   Ironshore Holdings, Inc. (d)                        8.50       5/15/2020          5,779
      1,500   Kingsway America, Inc.                              7.50       2/01/2014          1,335
      3,000   Liberty Mutual Group, Inc. (d)                      7.00       3/15/2037          2,640
      2,500   MBIA Insurance Co. (d)                             14.00       1/15/2033          1,250
     14,000   PXRE Capital Trust I                                8.85       2/01/2027         12,705
      2,000   Zenith National Insurance Corp.                     8.55       8/01/2028          2,010
                                                                                           ----------
                                                                                               35,173
                                                                                           ----------
              REGIONAL BANKS (2.3%)
      1,000   AmSouth Bancorp.                                    6.75      11/01/2025            815
     16,610   Fifth Third Capital Trust IV                        6.50       4/15/2037         16,319
      1,500   First Empire Capital Trust I                        8.23       2/01/2027          1,512
      2,500   Huntington Capital III                              6.65       5/15/2037          2,403
        750   KeyCorp Capital II                                  6.88       3/17/2029            714
      1,000   Regions Bank                                        6.45       6/26/2037            825
      1,790   Regions Financial Corp.                             7.38      12/10/2037          1,486
      4,500   Susquehanna Capital II                             11.00       3/23/2040          4,658

================================================================================

5  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                          COUPON                          VALUE
(000)         SECURITY                                            RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------
$     5,450   Webster Capital Trust IV                            7.65%      6/15/2037     $    5,284
                                                                                           ----------
                                                                                               34,016
                                                                                           ----------
              REINSURANCE (0.1%)
      2,000   Max USA Holdings Ltd. (d),(f)                       7.20       4/14/2017          2,104
                                                                                           ----------
              REITs - MORTGAGE (0.1%)
      2,000   Walter Investment Management Corp. (a)              7.75       6/17/2016          1,993
                                                                                           ----------
              REITs - RETAIL (0.9%)
      7,000   New Plan Excel Realty Trust, Inc.                   5.13       9/15/2012          6,755
      3,000   New Plan Excel Realty Trust, Inc.                   5.30       1/15/2015          2,625
      2,675   New Plan Excel Realty Trust, Inc.                   5.25       9/15/2015          2,327
      1,550   New Plan Excel Realty Trust, Inc.                   7.50       7/30/2029          1,039
                                                                                           ----------
                                                                                               12,746
                                                                                           ----------
              REITs - SPECIALIZED (0.6%)
      3,000   Aviv Healthcare Properties, LP                      7.75       2/15/2019          2,895
      3,000   Entertainment Properties Trust                      7.75       7/15/2020          3,165
      2,000   Host Hotels & Resorts, LP                           6.75       6/01/2016          2,065
      1,000   Sabra Health Care                                   8.13      11/01/2018            985
                                                                                           ----------
                                                                                                9,110
                                                                                           ----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
      1,000   Provident Funding Associations, LP (d)             10.25       4/15/2017            985
                                                                                           ----------
              Total Financials                                                                278,728
                                                                                           ----------

              HEALTH CARE (3.4%)
              ------------------
              HEALTH CARE EQUIPMENT (0.5%)
        500   Accellent, Inc.                                     8.38       2/01/2017            495
      1,000   Accellent, Inc.                                    10.00      11/01/2017            895
        970   Biomet, Inc. (a)                                    3.32       3/25/2015            958
      1,000   Biomet, Inc.                                       10.00      10/15/2017          1,080
      2,000   Kinetic Concepts, Inc. (a),(b)                      7.66      11/02/2018          2,011
      2,500   Universal Hospital Services, Inc.                   3.78(e)    6/01/2015          2,312
                                                                                           ----------
                                                                                                7,751
                                                                                           ----------
              HEALTH CARE FACILITIES (1.5%)
      2,813   Community Health Systems, Inc. (a)                  2.57       7/25/2014          2,736
      1,000   Community Health Systems, Inc.                      8.88       7/15/2015          1,026
      2,000   HCA, Inc.                                           8.50       4/15/2019          2,200
      1,500   HCA, Inc.                                           7.25       9/15/2020          1,615
      4,000   HCA, Inc. (d)                                       7.75       5/15/2021          4,060
      3,000   HCA, Inc.                                           7.50       2/15/2022          3,079
      2,000   Kindred Healthcare, Inc. (d)                        8.25       6/01/2019          1,790
      1,000   LifePoint Hospitals, Inc.                           3.50       5/15/2014          1,040
      1,585   Select Medical Corp.                                7.63       2/01/2015          1,467
      1,000   Tenet Healthcare Corp.                              8.00       8/01/2020          1,035
      1,000   United Surgical Partners International, Inc.        8.88       5/01/2017          1,015
         68   Vanguard Health Systems, Inc.                      10.38       2/01/2016             45
      2,000   Vanguard Health Systems, Inc.                       7.75       2/01/2019          2,020
                                                                                           ----------
                                                                                               23,128
                                                                                           ----------
              HEALTH CARE SERVICES (0.8%)
      2,000   Alliance Healthcare Services, Inc.                  8.00      12/01/2016          1,400
      2,500   ConvaTec Healthcare (d)                            10.50      12/15/2018          2,419
      3,000   Radiation Therapy Services, Inc.                    9.88       4/15/2017          2,520
      1,000   ResCare, Inc.                                      10.75       1/15/2019          1,007
      4,000   STHI Holding Corp. (d)                              8.00       3/15/2018          4,080
                                                                                           ----------
                                                                                               11,426
                                                                                           ----------
              HEALTH CARE SUPPLIES (0.4%)
      1,000   Bausch & Lomb, Inc.                                 9.88      11/01/2015          1,045
      1,000   DJO Finance, LLC                                   10.88      11/15/2014          1,010
      1,000   DJO Finance, LLC                                    9.75      10/15/2017            825

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                          COUPON                          VALUE
(000)         SECURITY                                            RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------
$     2,000   DJO Finance, LLC                                    7.75%      4/15/2018     $    1,670
      1,056   VWR Funding, Inc.                                  10.25       7/15/2015          1,098
                                                                                           ----------
                                                                                                5,648
                                                                                           ----------
              HEALTH CARE TECHNOLOGY (0.1%)
      1,000   MedAssets, Inc.                                     8.00      11/15/2018            985
                                                                                           ----------
              PHARMACEUTICALS (0.1%)
      1,000   Mylan, Inc. (d)                                     7.63       7/15/2017          1,113
      1,000   Mylan, Inc. (d)                                     7.88       7/15/2020          1,125
                                                                                           ----------
                                                                                                2,238
                                                                                           ----------
              Total Health Care                                                                51,176
                                                                                           ----------

              INDUSTRIALS (5.9%)
              ------------------
              AIRLINES (1.8%)
      1,112   America West Airlines, Inc. Pass-Through Trust      6.87       1/02/2017          1,058
        526   America West Airlines, Inc. Pass-Through Trust      7.12       1/02/2017            510
      2,000   American Airlines, Inc. Pass-Through Trust          8.63      10/15/2021          2,004
      4,967   American Airlines, Inc. Pass-Through Trust          7.00       1/31/2018          4,098
      5,977   United Air Lines, Inc. (d)                         12.00       1/15/2016          6,351
      8,457   US Airways Group, Inc.                              8.50       4/22/2017          8,161
      3,000   US Airways Group, Inc.                              9.75      10/22/2018          2,895
      2,143   US Airways Group, Inc. Pass-Through Trust (INS)     7.08       3/20/2021          1,982
                                                                                           ----------
                                                                                               27,059
                                                                                           ----------
              BUILDING PRODUCTS (0.2%)
        750   USG Corp. (d)                                       9.75       8/01/2014            728
      1,000   USG Corp.                                           6.30      11/15/2016            778
      1,000   USG Corp. (d)                                       8.38      10/15/2018            865
                                                                                           ----------
                                                                                                2,371
                                                                                           ----------
              COMMERCIAL PRINTING (0.4%)
      2,000   Cenveo Corp.                                        8.88       2/01/2018          1,745
      2,000   Harland Clarke Holdings Corp.                       6.00(e)    5/15/2015          1,360
      3,000   R. R. Donnelley & Sons Co.                          7.25       5/15/2018          2,925
                                                                                           ----------
                                                                                                6,030
                                                                                           ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
      2,100   American Railcar Industries, Inc.                   7.50       3/01/2014          2,147
      2,000   ArvinMeritor, Inc.                                  8.13       9/15/2015          1,930
      1,000   Navistar International Corp.                        8.25      11/01/2021          1,088
                                                                                           ----------
                                                                                                5,165
                                                                                           ----------
              DIVERSIFIED SUPPORT SERVICES (0.1%)
      1,000   Mobile Mini, Inc.                                   7.88      12/01/2020          1,005
                                                                                           ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
      1,000   International Wire Group, Inc. (d)                  9.75       4/15/2015          1,027
        500   United Maritime Group LLC                          11.75       6/15/2015            508
                                                                                           ----------
                                                                                                1,535
                                                                                           ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
      1,000   Washington Mutual Bank                              5.55       6/16/2030            315
      1,000   Washington Mutual, Inc. (i)                         5.55       6/16/2030             --
      2,000   WCA Waste Corp. (d)                                 7.50       6/15/2019          1,890
                                                                                           ----------
                                                                                                2,205
                                                                                           ----------
              INDUSTRIAL CONGLOMERATES (1.1%)
        900   Pinafore, LLC (d)                                   9.00      10/01/2018            981
     21,000   Textron Financial Corp. (d)                         6.00       2/15/2067         16,065
                                                                                           ----------
                                                                                               17,046
                                                                                           ----------
              INDUSTRIAL MACHINERY (0.4%)
      1,000   Dynacast International, LLC (d)                     9.25       7/15/2019            925

================================================================================

7  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                          COUPON                          VALUE
(000)         SECURITY                                            RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------
$       500   Mueller Water Products, Inc.                        7.38%      6/01/2017     $      433
      1,500   Mueller Water Products, Inc.                        8.75       9/01/2020          1,620
      3,000   Thermadyne Holdings Corp.                           9.00      12/15/2017          3,022
                                                                                           ----------
                                                                                                6,000
                                                                                           ----------
              MARINE (0.1%)
      1,000   General Maritime Corp.                             12.00      11/15/2017            195
      1,000   Teekay Corp.                                        8.50       1/15/2020            972
                                                                                           ----------
                                                                                                1,167
                                                                                           ----------
              OFFICE SERVICES & SUPPLIES (0.2%)
      1,046   West Corp. (a)                                      2.75      10/24/2013          1,035
      1,750   West Corp.                                          7.88       1/15/2019          1,790
                                                                                           ----------
                                                                                                2,825
                                                                                           ----------
              RAILROADS (0.5%)
      1,000   Florida East Coast Railway Corp.                    8.13       2/01/2017          1,003
      1,600   RailAmerica, Inc.                                   9.25       7/01/2017          1,752
      4,507   Southern Capital Corp. (d)                          5.70       6/30/2022          4,709
                                                                                           ----------
                                                                                                7,464
                                                                                           ----------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
      2,000   United Rentals North America, Inc.                  9.25      12/15/2019          2,270
                                                                                           ----------
              TRUCKING (0.4%)
      1,067   Avis Budget Car Rental, LLC                         7.63       5/15/2014          1,078
      3,000   Avis Budget Car Rental, LLC                         9.63       3/15/2018          3,142
      1,000   Avis Budget Car Rental, LLC                         8.25       1/15/2019          1,010
        186   Hertz Corp.                                         8.88       1/01/2014            188
      1,000   Quality Distribution, Inc.                          9.88      11/01/2018            990
                                                                                           ----------
                                                                                                6,408
                                                                                           ----------
              Total Industrials                                                                88,550
                                                                                           ----------

              INFORMATION TECHNOLOGY (3.1%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.4%)
      4,000   Avaya, Inc. (d)                                     7.00       4/01/2019          3,860
      2,000   CommScope, Inc. (d)                                 8.25       1/15/2019          1,970
                                                                                           ----------
                                                                                                5,830
                                                                                           ----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.8%)
      1,500   Fidelity National Information Service, Inc.         7.63       7/15/2017          1,639
      2,000   First American Capital Trust I                      8.50       4/15/2012          1,990
        905   First Data Corp.                                    9.88       9/24/2015            871
        500   First Data Corp. (d)                                7.38       6/15/2019            499
      4,047   First Data Corp. (d)                                8.25       1/15/2021          3,865
      4,047   First Data Corp. (d)                               12.63       1/15/2021          3,855
      1,000   Interactive Data Corp.                             10.25       8/01/2018          1,080
      7,000   SunGard Data Systems, Inc.                         10.25       8/15/2015          7,289
      5,000   SunGard Data Systems, Inc.                          7.38      11/15/2018          5,137
                                                                                           ----------
                                                                                               26,225
                                                                                           ----------
              INTERNET SOFTWARE & SERVICES (0.2%)
      1,000   Equinix, Inc.                                       8.13       3/01/2018          1,103
      2,000   Equinix, Inc.                                       7.00       7/15/2021          2,130
                                                                                           ----------
                                                                                                3,233
                                                                                           ----------
              SEMICONDUCTOR EQUIPMENT (0.1%)
      2,000   MEMC Electronic Materials, Inc.                     7.75       4/01/2019          1,710
                                                                                           ----------
              SEMICONDUCTORS (0.6%)
      4,000   Advanced Micro Devices                              8.13      12/15/2017          4,150
        884   Freescale Semiconductor, Inc. (d)                  10.13       3/15/2018            977
      3,000   Freescale Semiconductor, Inc. (d)                   9.25       4/15/2018          3,255

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                          COUPON                          VALUE
(000)         SECURITY                                            RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------
$       670   Freescale Semiconductor, Inc.                      10.75%      8/01/2020     $      713
                                                                                           ----------
                                                                                                9,095
                                                                                           ----------
              Total Information Technology                                                     46,093
                                                                                           ----------

              MATERIALS (4.6%)
              ----------------
              ALUMINUM (0.3%)
      4,000   Aleris International, Inc.                          7.63       2/15/2018          3,870
                                                                                           ----------
              COMMODITY CHEMICALS (0.3%)
      1,000   Georgia Gulf Corp. (d)                              9.00       1/15/2017          1,055
      3,000   Hexion U.S. Finance Corp.                           8.88       2/01/2018          2,963
                                                                                           ----------
                                                                                                4,018
                                                                                           ----------
              CONSTRUCTION MATERIALS (0.2%)
      3,000   Cemex Finance, LLC (d)                              9.50      12/14/2016          2,653
                                                                                           ----------
              DIVERSIFIED CHEMICALS (0.1%)
      1,000   Huntsman International, LLC                         8.63       3/15/2020          1,031
                                                                                           ----------
              DIVERSIFIED METALS & MINING (0.1%)
      2,000   Thompson Creek Metals Co. (d)                       7.38       6/01/2018          1,680
                                                                                           ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
      1,250   Scotts Miracle-Gro Co.                              7.25       1/15/2018          1,303
      1,000   Scotts Miracle-Gro Co. (d)                          6.63      12/15/2020          1,013
                                                                                           ----------
                                                                                                2,316
                                                                                           ----------
              METAL & GLASS CONTAINERS (1.5%)
      8,500   Reynolds Group Holdings Ltd. (d)                    7.88       8/15/2019          8,925
      2,000   Reynolds Group Holdings Ltd. (d)                    9.88       8/15/2019          2,010
      4,000   Reynolds Group Holdings Ltd. (d)                    8.25       2/15/2021          3,670
      8,000   Reynolds Group Holdings, Inc. (a)                   6.50       8/09/2018          7,987
                                                                                           ----------
                                                                                               22,592
                                                                                           ----------
              PAPER PACKAGING (0.7%)
        250   Graphic Packaging Corp. (i)                         8.63       2/15/2012            250
      3,000   Longview Fibre Paper & Packaging, Inc. (d)          8.00       6/01/2016          3,060
      3,000   Packaging Dynamics Corp. (d)                        8.75       2/01/2016          2,970
      5,000   Sealed Air Corp. (d)                                6.88       7/15/2033          4,276
                                                                                           ----------
                                                                                               10,556
                                                                                           ----------
              PAPER PRODUCTS (0.3%)
      1,579   ABI Escrow Corp. (d)                               10.25      10/15/2018          1,733
      1,000   NewPage Corp.                                      10.00       5/01/2012            120
      4,000   Verso Paper Holdings, LLC                           8.75       2/01/2019          2,940
                                                                                           ----------
                                                                                                4,793
                                                                                           ----------
              SPECIALTY CHEMICALS (0.1%)
      2,000   Momentive Performance Materials, Inc.               9.00       1/15/2021          1,730
                                                                                           ----------
              STEEL (0.9%)
      4,000   Atkore International, Inc. (d)                      9.88       1/01/2018          3,980
      2,000   Edgen Murray Corp.                                 12.25       1/15/2015          1,895
      5,000   JMC Steel Group (d)                                 8.25       3/15/2018          5,000
      1,250   Metals USA, Inc.                                   11.13      12/01/2015          1,305
      1,000   Severstal Columbus Escrow, LLC                     10.25       2/15/2018          1,057
                                                                                           ----------
                                                                                               13,237
                                                                                           ----------
              Total Materials                                                                  68,476
                                                                                           ----------

              TELECOMMUNICATION SERVICES (5.4%)
              ---------------------------------
              ALTERNATIVE CARRIERS (1.0%)
      1,000   Level 3 Financing, Inc. (a)                        11.50       3/13/2014          1,044
      2,000   Level 3 Communications, Inc.                       11.88       2/01/2019          2,180

================================================================================

9  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                          COUPON                          VALUE
(000)         SECURITY                                            RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------
$     1,000   Level 3 Escrow, Inc. (d)                            8.13%      7/01/2019     $      993
      1,937   Level 3 Financing, Inc.                             9.25      11/01/2014          1,971
      2,000   Level 3 Financing, Inc.                            10.00       2/01/2018          2,130
      2,000   Level 3 Financing, Inc.                             9.38       4/01/2019          2,095
      5,000   Paetec Holding Corp.                                9.88      12/01/2018          5,400
                                                                                           ----------
                                                                                               15,813
                                                                                           ----------
              INTEGRATED TELECOMMUNICATION SERVICES (2.2%)
      3,000   Cincinnati Bell, Inc.                               8.25      10/15/2017          3,067
        500   Cincinnati Bell, Inc.                               8.75       3/15/2018            483
      9,025   Citizens Communications Co.                         9.00       8/15/2031          8,833
      1,000   Frontier Communications Corp.                       8.25       4/15/2017          1,071
      4,002   Frontier Communications Corp.                       8.75       4/15/2022          4,242
      4,000   Frontier Communications Corp.                       7.88       1/15/2027          3,540
      3,000   GCI, Inc.                                           8.63      11/15/2019          3,172
      4,000   Windstream Corp.                                    7.88      11/01/2017          4,340
      2,000   Windstream Corp.                                    7.75      10/15/2020          2,103
      2,000   Windstream Corp.                                    7.75      10/01/2021          2,093
                                                                                           ----------
                                                                                               32,944
                                                                                           ----------
              WIRELESS TELECOMMUNICATION SERVICES (2.2%)
      2,000   Clearwire Communications, LLC (d)                  12.00      12/01/2015          1,720
      6,250   Clearwire Communications, LLC (d)                  12.00      12/01/2015          5,375
      4,000   Clearwire Communications, LLC (d)                  12.00      12/01/2017          2,600
      3,000   Cricket Communications, Inc.                        7.75      10/15/2020          2,602
      5,000   Intelsat Jackson Holdings, Ltd. (d)                 3.39       2/02/2014          5,050
      2,000   MetroPCS Communications, Inc.                       7.88       9/01/2018          2,031
      2,000   MetroPCS Communications, Inc.                       6.63      11/15/2020          1,905
      4,000   Nextel Communications, Inc.                         7.38       8/01/2015          3,817
      2,000   NII Capital Corp.                                   8.88      12/15/2019          2,120
      2,000   NII Capital Corp.                                   7.63       4/01/2021          2,083
      2,000   Sprint Capital Corp.                                6.88      11/15/2028          1,458
      2,000   Sprint Nextel Corp.                                 8.38       8/15/2017          1,835
                                                                                           ----------
                                                                                               32,596
                                                                                           ----------
              Total Telecommunication Services                                                 81,353
                                                                                           ----------

              UTILITIES (7.2%)
              ----------------
              ELECTRIC UTILITIES (3.1%)
        487   FPL Energy National Wind Portfolio, LLC (d)         6.13       3/25/2019            482
        340   FPL Energy Wind Funding, LLC (d)                    6.88       6/27/2017            309
      2,000   FPL Group Capital, Inc.                             7.30       9/01/2067          2,062
      3,000   Otter Tail Corp.                                    9.00      12/15/2016          3,262
     22,630   PPL Capital Funding, Inc.                           6.70       3/30/2067         21,862
      4,000   Texas Competitive Electric Holdings Co., LLC       10.25      11/01/2015          1,600
     19,960   Texas Competitive Electric Holdings Co., LLC (a)    4.76      10/10/2017         13,620
      3,000   Texas Competitive Electric Holdings Co., LLC (d)   11.50      10/01/2020          2,535
                                                                                           ----------
                                                                                               45,732
                                                                                           ----------
              GAS UTILITIES (0.2%)
      2,500   Amerigas Partnership/Finance Corp.                  6.50       5/20/2021          2,469
      1,000   Ferrellgas Finance Corp.                            6.50       5/01/2021            900
                                                                                           ----------
                                                                                                3,369
                                                                                           ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.2%)
      3,000   AES Corp                                            8.00      10/15/2017          3,307
      3,000   AES Corp.                                           8.00       6/01/2020          3,322
      3,000   AES Corp. (d)                                       7.38       7/01/2021          3,225
      2,000   Calpine Construction Finance Co., LP (d)            8.00       6/01/2016          2,145
      1,000   Calpine Construction Finance Co., LP (d)            7.50       2/15/2021          1,060
      3,000   Calpine Corp. (d)                                   7.88       1/15/2023          3,188
      1,000   Dolphin Subsidiary II, Inc. (d)                     6.50      10/15/2016          1,083
      7,000   Genon Energy, Inc.                                  9.50      10/15/2018          7,420

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                          COUPON                          VALUE
(000)         SECURITY                                            RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------
$     3,000   Genon Energy, Inc.                                  9.88%     10/15/2020     $    3,165
      3,000   Reliant Energy, Inc.                                7.63       6/15/2014          3,105
      2,000   Reliant Energy, Inc.                                7.88       6/15/2017          2,045
                                                                                           ----------
                                                                                               33,065
                                                                                           ----------
              MULTI-UTILITIES (1.7%)
      5,000   Dominion Resources, Inc.                            2.67(e)    9/30/2066          4,268
      9,790   Integrys Energy Group, Inc.                         6.11      12/01/2066          9,360
     11,025   Puget Sound Energy, Inc.                            6.97       6/01/2067         10,965
        793   Tenaska Oklahoma, LP (d)                            6.53      12/30/2014            757
                                                                                           ----------
                                                                                               25,350
                                                                                           ----------
              Total Utilities                                                                 107,516
                                                                                           ----------
              Total Corporate Obligations (cost: $1,061,912)                                1,079,666
                                                                                           ----------

              EURODOLLAR AND YANKEE OBLIGATIONS (9.4%)

              CONSUMER DISCRETIONARY (0.4%)
              -----------------------------
              HOTELS, RESORTS & CRUISE LINES (0.3%)
      3,301   NCL Corp. Ltd. (d)                                  9.50      11/15/2018          3,466
                                                                                           ----------
              PUBLISHING (0.1%)
        325   Nielsen Finance, LLC                               11.50       5/01/2016            375
      1,303   Nielsen Finance, LLC and Nielsen Finance Co.       11.63       2/01/2014          1,505
                                                                                           ----------
                                                                                                1,880
                                                                                           ----------
              Total Consumer Discretionary                                                      5,346
                                                                                           ----------

              CONSUMER STAPLES (0.3%)
              -----------------------
              PACKAGED FOODS & MEAT (0.3%)
      5,000   Bracol Holdings Ltd.                               10.25      10/05/2016          5,013
                                                                                           ----------

              ENERGY (0.6%)
              -------------
              OIL & GAS DRILLING (0.1%)
      1,000   Offshore Group Investment Ltd.                     11.50       8/01/2015          1,095
                                                                                           ----------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
      2,000   Expro Finance Luxembourg SCA (d)                    8.50      12/15/2016          1,956
                                                                                           ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      1,000   OGX Petroleo e Gas Participacoes S.A. (d)           8.50       6/01/2018            993
                                                                                           ----------
              OIL & GAS REFINING & MARKETING (0.1%)
      1,000   Petroplus Finance Ltd. (d)                          7.00       5/01/2017            765
                                                                                           ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
      1,000   Targa Resources Partners, LP                        7.88      10/15/2018          1,052
      2,500   TransCanada Pipelines Ltd.                          6.35       5/15/2067          2,551
                                                                                           ----------
                                                                                                3,603
                                                                                           ----------
              Total Energy                                                                      8,412
                                                                                           ----------

              FINANCIALS (3.3%)
              -----------------
              DIVERSIFIED BANKS (0.5%)
      1,000   Barclays Bank plc (d)                               5.93               -(g)         821
      5,500   BayernLB Capital Trust I                            6.20               -(g)       2,255
      4,000   Royal Bank of Scotland Group plc                    7.64               -(g)       2,550
      2,000   Standard Chartered plc (d)                          6.41               -(g)       1,759
                                                                                           ----------
                                                                                                7,385
                                                                                           ----------
              MULTI-LINE INSURANCE (1.2%)
      5,000   AXA S.A. (d)                                        6.46               -(g)       3,588
     12,420   Oil Insurance Ltd. (d)                              3.35(e)            -(g)      11,796

================================================================================

11  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                          COUPON                          VALUE
(000)         SECURITY                                            RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------
$     2,000   ZFS Finance USA Trust II (d)                       6.45%      12/15/2065     $    1,940
                                                                                           ----------
                                                                                               17,324
                                                                                           ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
      2,000   ING Capital Funding Trust III                      3.97(e)             -(g)       1,702
      6,986   ING Groep N.V.                                     5.78                -(g)       5,571
                                                                                           ----------
                                                                                                7,273
                                                                                           ----------
              PROPERTY & CASUALTY INSURANCE (1.1%)
      3,000   Catlin Insurance Co. Ltd. (d)                      7.25                -(g)       2,692
     11,500   QBE Capital Funding III, LP (d)                    7.25        5/24/2041         10,816
      4,000   XL Capital Ltd.                                    6.50                -(g)       3,400
                                                                                           ----------
                                                                                               16,908
                                                                                           ----------
              REGIONAL BANKS (0.0%)
      2,000   Glitnir Banki hf, acquired 1/25/2008;
                 cost $1,830(d),(h),(j)                          4.75       10/15/2011            490
      1,000   Kaupthing Bank hf, acquired 1/25/2008;
                 cost $888(d),(h),(j)                            5.75       10/04/2012            248
                                                                                           ----------
                                                                                                  738
                                                                                           ----------
              Total Financials                                                                 49,628
                                                                                           ----------

              HEALTH CARE (0.3%)
              ------------------
              BIOTECHNOLOGY (0.2%)
      2,000   Giant Funding Corp. (d)                            8.25        2/01/2018          2,100
                                                                                           ----------
              PHARMACEUTICALS (0.1%)
      2,000   Valeant Pharmaceuticals International, Inc. (d)    6.75        8/15/2021          1,940
                                                                                           ----------
              Total Health Care                                                                 4,040
                                                                                           ----------

              INDUSTRIALS (0.6%)
              ------------------
              AEROSPACE & DEFENSE (0.2%)
      2,000   Bombardier, Inc. (d)                               7.50        3/15/2018          2,192
                                                                                           ----------
              AIR FREIGHT & LOGISTICS (0.1%)
      2,000   Dematic SAS (d)                                    8.75        5/01/2016          1,986
                                                                                           ----------
              MARINE (0.3%)
      2,000   Navios Maritime Acquisition Corp.                  8.63       11/01/2017          1,570
      3,000   Navios Maritime Holdings, Inc.                     8.13        2/15/2019          2,385
      1,000   Stena AB                                           7.00       12/01/2016            914
                                                                                           ----------
                                                                                                4,869
                                                                                           ----------
              Total Industrials                                                                 9,047
                                                                                           ----------

              INFORMATION TECHNOLOGY (0.5%)
              -----------------------------
              SEMICONDUCTORS (0.5%)
      7,500   NXP BV/NXP Funding, LLC (d)                        9.75        8/01/2018          8,287
                                                                                           ----------

              MATERIALS (2.9%)
              ----------------
              COMMODITY CHEMICALS (0.2%)
      1,213   Lyondell Chemical Co.                              8.00       11/01/2017          1,371
      1,000   Nova Chemicals Corp.                               8.38       11/01/2016          1,104
                                                                                           ----------
                                                                                                2,475
                                                                                           ----------
              CONSTRUCTION MATERIALS (0.1%)
      1,000   CEMEX, S.A. de C.V. (d)                            9.00        1/11/2018            843
                                                                                           ----------
              DIVERSIFIED CHEMICALS (0.2%)
        500   INEOS Finance plc (d)                              9.00        5/15/2015            514
      3,000   INEOS Group Holdings plc (d)                       8.50        2/15/2016          2,460
                                                                                           ----------
                                                                                                2,974
                                                                                           ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                          COUPON                          VALUE
(000)         SECURITY                                            RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------
              DIVERSIFIED METALS & MINING (0.3%)
$     5,000   Vedanta Resources plc (d)                           8.25%      6/07/2021     $    4,655
                                                                                           ----------
              METAL & GLASS CONTAINERS (0.6%)
      4,750   Ardagh Packaging Finance plc (d)                    7.38      10/15/2017          4,916
      4,000   Ardagh Packaging Finance plc (d)                    9.13      10/15/2020          4,060
                                                                                           ----------
                                                                                                8,976
                                                                                           ----------
              PAPER PACKAGING (0.4%)
      3,000   JSG Funding plc                                     7.75       4/01/2015          2,996
      4,000   Smurfit Capital                                     7.50      11/20/2025          3,735
                                                                                           ----------
                                                                                                6,731
                                                                                           ----------
              PAPER PRODUCTS (0.9%)
      5,725   Mercer International, Inc.                          9.50      12/01/2017          5,825
      6,315   Sappi Papier Holding AG (d)                         7.50       6/15/2032          4,902
      4,000   Sappi Papier Holding GmbH (d)                       6.63       4/15/2021          3,560
                                                                                           ----------
                                                                                               14,287
                                                                                           ----------
              STEEL (0.2%)
      3,000   FMG Resources (August 2006) (d)                     6.88       2/01/2018          2,886
                                                                                           ----------
              Total Materials                                                                  43,827
                                                                                           ----------

              TELECOMMUNICATION SERVICES (0.5%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
      5,000   Intelsat Bermuda Ltd.                              11.25       6/15/2016          5,275
      3,000   Intelsat Jackson Holdings Ltd. (a)                  3.39       2/02/2014          2,903
                                                                                           ----------
                                                                                                8,178
                                                                                           ----------
              Total Telecommunication Services                                                  8,178
                                                                                           ----------
              Total Eurodollar and Yankee Obligations
                 (cost: $140,807)                                                             141,778
                                                                                           ----------

              ASSET-BACKED SECURITIES (0.1%)

              FINANCIALS (0.1%)
              -----------------
              ASSET-BACKED FINANCING (0.1%)
       462    Bear Stearns Second Lien Trust                      0.68       8/25/2037            353
       854    Countrywide Home Equity Loan Trust                  0.48      12/15/2035            444
                                                                                           ----------
                                                                                                  797
                                                                                           ----------
              Total Financials                                                                    797
                                                                                           ----------
              Total Asset-Backed Securities (cost: $857)                                          797
                                                                                           ----------

              COMMERCIAL MORTGAGE SECURITIES (4.4%)

              FINANCIALS (4.4%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (4.4%)
      2,444   Banc of America Commercial Mortgage, Inc. (d)       5.23      12/10/2042          1,960
      4,060   Banc of America Commercial Mortgage, Inc.           5.77       5/10/2045          2,936
      1,402   Banc of America Commercial Mortgage, Inc. (d)       5.46       9/10/2047          1,364
      7,438   Banc of America Commercial Mortgage, Inc. (d)       6.14       9/10/2047          7,099
      3,000   Banc of America Commercial Mortgage, Inc.           6.20       2/10/2051          2,277
      2,000   BCRR Trust (d)                                      5.86       7/17/2040          1,983
      4,000   Bear Stearns Commercial Mortgage Securities, Inc.   5.21       2/11/2041          2,913
      5,000   Citigroup Commercial Mortgage Trust                 5.40       7/15/2044          4,176
      3,000   Commercial Mortgage Loan Trust                      5.54      12/11/2049          2,981
      1,000   Credit Suisse First Boston Mortgage
                 Securities Corp. (d)                             5.78      12/15/2035            969
      3,213   Credit Suisse First Boston Mortgage
                 Securities Corp. (d)                             5.02       1/15/2037          2,894

================================================================================

13  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON                           VALUE
(000)         SECURITY                                           RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------
$     4,110   GE Capital Commercial Mortgage Corp.               5.33%       3/10/2044     $    3,449
      5,000   GE Capital Commercial Mortgage Corp.               5.61       12/10/2049          4,268
      1,000   GS Mortgage Securities Corp. II                    5.53        8/10/2038            947
      2,830   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                5.16        9/12/2037          2,391
      2,151   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                5.32        1/12/2043          2,025
      3,378   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                5.33       12/15/2044          2,712
      2,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                5.48        5/15/2045          1,638
      3,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                5.41        5/15/2047          1,993
      3,750   Merrill Lynch Mortgage Trust                       5.10        7/12/2038          2,750
      5,000   Merrill Lynch Mortgage Trust                       5.67        5/12/2039          4,328
      1,755   Morgan Stanley Capital I, Inc.                     5.15        8/13/2042          1,374
      1,445   Morgan Stanley Capital I, Inc.                     5.17        8/13/2042          1,060
      3,000   Morgan Stanley Capital I, Inc.                     5.79        7/12/2044          2,507
      3,000   Wachovia Bank Commercial Mortgage Trust            5.36       12/15/2044          2,736
                                                                                           ----------
                                                                                               65,730
                                                                                           ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
        925   Credit Suisse First Boston Corp., acquired
                 6/13/2003; cost $55(j)                          1.68        5/17/2040             55
                                                                                           ----------
              Total Financials                                                                 65,785
                                                                                           ----------
              Total Commercial Mortgage Securities
                 (cost: $66,178)                                                               65,785
                                                                                           ----------

              MUNICIPAL BONDS (0.2%)

              CASINOS & GAMING (0.2%)
      2,000   Mashantucket (Western) Pequot Tribe, acquired
                 10/05/2009; cost $1,410(d),(h),(j)              5.91        9/01/2021            919
      1,965   Seneca Nation of Indians Capital Improvements
                 Auth.                                           6.75       12/01/2013          1,930
                                                                                           ----------
                                                                                                2,849
                                                                                           ----------

              SPECIAL ASSESSMENT/TAX/FEE (0.0%)
        650   Erie County Tobacco Asset Securitization Corp.     6.00        3/31/2025            562
                                                                                           ----------
              Total Municipal Bonds (cost: $4,013)                                              3,411
                                                                                           ----------

              EXCHANGE-TRADED FUNDS (1.2%)

              EXCHANGE-TRADED FUNDS (1.2%)
              ----------------------------
        185   iShares iBoxx High Yield Corporate Bond Fund                                     16,540
         25   SPDR Barclay Capital High Yield Bond Fund                                           988
                                                                                           ----------
              Total Exchange-Traded Funds (cost: $16,925)                                      17,528
                                                                                           ----------

NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (8.4%)

              COMMON STOCKS (5.1%)

              CONSUMER DISCRETIONARY (1.2%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.2%)
     56,444   Lear Corp.                                                                        2,648

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
        427   MD Investors Corp.*(i)                                                       $       --
                                                                                           ----------
                                                                                                2,648
                                                                                           ----------
              BROADCASTING (0.0%)
     30,000   Sinclair Broadcast Group, Inc. "A"                                                  287
                                                                                           ----------
              CABLE & SATELLITE (0.5%)
     69,330   Charter Communications, Inc. "A"*                                                 3,185
    138,580   Comcast Corp. "A"                                                                 3,250
     13,121   Time Warner Cable, Inc.                                                             835
                                                                                           ----------
                                                                                                7,270
                                                                                           ----------
              CATALOG RETAIL (0.1%)
     10,874   Harry & David Holdings, Inc., acquired 9/13/2011; cost $11*(d),(i),(j)              816
                                                                                           ----------
              DEPARTMENT STORES (0.2%)
     89,363   Macy's, Inc.                                                                      2,728
                                                                                           ----------
              GENERAL MERCHANDISE STORES (0.2%)
     54,685   Target Corp.                                                                      2,994
                                                                                           ----------
              PUBLISHING (0.0%)
     50,096   American Media, Inc., acquired 12/22/2010; cost $969*(d),(i),(j)                    652
                                                                                           ----------
              Total Consumer Discretionary                                                     17,395
                                                                                           ----------

              CONSUMER STAPLES (0.4%)
              -----------------------
              DRUG RETAIL (0.2%)
     69,500   CVS Caremark Corp.                                                                2,523
                                                                                           ----------
              HOUSEHOLD PRODUCTS (0.2%)
     47,242   Kimberly-Clark Corp.                                                              3,293
                                                                                           ----------
              Total Consumer Staples                                                            5,816
                                                                                           ----------

              ENERGY (0.9%)
              -------------
              INTEGRATED OIL & GAS (0.5%)
     37,302   Chevron Corp.                                                                     3,919
     47,063   Royal Dutch Shell plc "A" ADR                                                     3,337
                                                                                           ----------
                                                                                                7,256
                                                                                           ----------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
     88,602   Deepocean Group Holdings AS, acquired 6/28/2011; cost $1,636*(i),(j)              1,329
                                                                                           ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    169,107   Energy Partners Ltd.*                                                             2,425
                                                                                           ----------
              OIL & GAS REFINING & MARKETING (0.0%)
     15,000   Valero Energy Corp.                                                                 369
                                                                                           ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
     77,935   Spectra Energy Corp.                                                              2,231
                                                                                           ----------
              Total Energy                                                                     13,610
                                                                                           ----------

              FINANCIALS (0.4%)
              -----------------
              LIFE & HEALTH INSURANCE (0.1%)
     64,582   MetLife, Inc.                                                                     2,271
                                                                                           ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
     67,332   JPMorgan Chase & Co.                                                              2,340
                                                                                           ----------
              REITs - OFFICE (0.0%)
     10,000   MPG Office Trust, Inc.*                                                              24
                                                                                           ----------
              REITs - SPECIALIZED (0.0%)
     10,000   Entertainment Properties Trust                                                      448
     10,000   Strategic Hotel Capital, Inc.*                                                       57

================================================================================

15  | USAA High-Yield Opportunities Fund

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
     10,951   Sunstone Hotel Investors, Inc.*                                              $       76
                                                                                           ----------
                                                                                                  581
                                                                                           ----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
    115,241   People's United Financial, Inc.                                                   1,469
                                                                                           ----------
              Total Financials                                                                  6,685
                                                                                           ----------

              HEALTH CARE (0.5%)
              ------------------
              HEALTH CARE EQUIPMENT (0.0%)
      3,407   Insight Health Services, Inc., acquired 6/01/2009; cost $756*(d),(i),(j)            234
                                                                                           ----------
              HEALTH CARE FACILITIES (0.1%)
     20,000   Community Health Systems, Inc.*                                                     349
                                                                                           ----------
              PHARMACEUTICALS (0.4%)
     50,662   Johnson & Johnson                                                                 3,262
     52,607   Novartis AG ADR                                                                   2,971
                                                                                           ----------
                                                                                                6,233
                                                                                           ----------
              Total Health Care                                                                 6,816
                                                                                           ----------

              INDUSTRIALS (0.1%)
              ------------------
              BUILDING PRODUCTS (0.1%)
     20,000   Masco Corp.                                                                         192
     32,962   Nortek, Inc.*                                                                       696
                                                                                           ----------
                                                                                                  888
                                                                                           ----------
              COMMERCIAL PRINTING (0.0%)
      5,952   Quad Graphics, Inc.                                                                 118
                                                                                           ----------
              Total Industrials                                                                 1,006
                                                                                           ----------

              INFORMATION TECHNOLOGY (0.5%)
              -----------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
     42,548   Automatic Data Processing, Inc.                                                   2,227
                                                                                           ----------
              IT CONSULTING & OTHER SERVICES (0.2%)
     12,307   International Business Machines Corp.                                             2,272
                                                                                           ----------
              SYSTEMS SOFTWARE (0.2%)
    115,450   Microsoft Corp.                                                                   3,074
                                                                                           ----------
              Total Information Technology                                                      7,573
                                                                                           ----------

              MATERIALS (0.8%)
              ----------------
              COMMODITY CHEMICALS (0.4%)
     60,988   LyondellBasell Industries N.V. "A"                                                2,004
     34,070   Tronox, Inc.*                                                                     4,225
                                                                                           ----------
                                                                                                6,229
                                                                                           ----------
              CONSTRUCTION MATERIALS (0.0%)
       596    Panolam Holdings Co., acquired 1/20/2010; cost $315*(i),(j)                          --
                                                                                           ----------
              DIVERSIFIED CHEMICALS (0.1%)
     20,716   E.I. du Pont de Nemours & Co.                                                       996
                                                                                           ----------
              PAPER PRODUCTS (0.3%)
     40,400   Clearwater Paper Corp.*                                                           1,338
    111,500   International Paper Co.                                                           3,089
                                                                                           ----------
                                                                                                4,427
                                                                                           ----------
              STEEL (0.0%)
     20,000   Worthington Industries, Inc.                                                        345
                                                                                           ----------
              Total Materials                                                                  11,997
                                                                                           ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    109,203   AT&T, Inc.                                                                   $    3,201
                                                                                           ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     74,489   Vodafone Group plc ADR                                                            2,074
                                                                                           ----------
              Total Telecommunication Services                                                  5,275
                                                                                           ----------
              Total Common Stocks (cost: $72,532)                                              76,173
                                                                                           ----------

PRINCIPAL
AMOUNT
$(000)/
SHARES
-----------------------------------------------------------------------------------------------------
              PREFERRED SECURITIES (3.3%)

              CONSUMER STAPLES (0.7%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.7%)
    120,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(d)       10,661
                                                                                           ----------

              FINANCIALS (1.9%)
              -----------------
              CONSUMER FINANCE (0.4%)
      3,000   Ally Financial, Inc., 7.00%, perpetual(d)                                         2,238
    200,000   GMAC Capital Trust I, 8.13%, perpetual                                            4,192
                                                                                           ----------
                                                                                                6,430
                                                                                           ----------
              DIVERSIFIED BANKS (0.4%)
      8,000   US Bancorp, 7.19%, perpetual                                                      5,691
                                                                                           ----------
              LIFE & HEALTH INSURANCE (0.2%)
    120,000   Delphi Financial Group, Inc., 7.38%, perpetual                                    2,820
                                                                                           ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
     36,000   ING Groep N.V., 7.20%, perpetual                                                    749
     26,500   ING Groep N.V., 7.38%, perpetual                                                    548
     57,500   ING Groep N.V., 8.50%, perpetual                                                  1,367
                                                                                           ----------
                                                                                                2,664
                                                                                           ----------
              PROPERTY & CASUALTY INSURANCE (0.0%)
     $2,000   Security Capital Assurance Ltd., 6.88%, perpetual(i)                                 --
                                                                                           ----------
              REINSURANCE (0.2%)
      3,000   Ram Holdings Ltd., 7.50%, non-cumulative, perpetual,
                 acquired 1/23/2007 - 3/02/2007; cost $3,109*(j)                                1,650
     $1,000   Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(d)                             907
                                                                                           ----------
                                                                                                2,557
                                                                                           ----------
              REITs - OFFICE (0.4%)
    240,000   Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual              5,856
     20,000   MPG Office Trust, Inc., 7.63%, perpetual*                                           312
     20,000   Parkway Properties, Inc., Series D, 8.00%, cumulative redeemable, perpetual         478
                                                                                           ----------
                                                                                                6,646
                                                                                           ----------
              REITs - SPECIALIZED (0.1%)
     70,000   Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                            1,583
     20,000   Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                          458
                                                                                           ----------
                                                                                                2,041
                                                                                           ----------
              Total Financials                                                                 28,849
                                                                                           ----------

================================================================================

17  | USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                         MARKET
$(000)/                                                         COUPON                          VALUE
SHARES        SECURITY                                            RATE         MATURITY         (000)
-----------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (0.5%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    200,000   Qwest Corp., 7.38%, cumulative                                               $    5,150
                                                                                           ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     30,000   Crown Castle International Corp., 6.25%,
                 cumulative redeemable, perpetual (c)                                           1,757
                                                                                           ----------
              Total Telecommunication Services                                                  6,907
                                                                                           ----------

              UTILITIES (0.2%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
         27   Southern California Edison, Series D, 6.50%,
                 cumulative redeemable, perpetual                                               2,805
                                                                                           ----------
              Total Preferred Securities (cost: $54,031)                                       49,222
                                                                                           ----------

              WARRANTS (0.0%)

              CONSUMER DISCRETIONARY (0.0%)
              -----------------------------
              CABLE & SATELLITE (0.0%)
      5,016   Charter Communications Inc. "A"*                                                     61
                                                                                           ----------
              PUBLISHING (0.0%)
     12,745   Reader's Digest Association, Inc.*(i)                                                --
                                                                                           ----------
              Total Consumer Discretionary                                                         61
                                                                                           ----------
              Total Warrants (cost: $28)                                                           61
                                                                                           ----------
              Total Equity Securities (cost: $126,591)                                        125,456
                                                                                           ----------

              MONEY MARKET INSTRUMENTS (2.6%)

              COMMERCIAL PAPER (2.4%)

              CONSUMER DISCRETIONARY (1.7%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (1.7%)
$    25,826   BMW US Capital, LLC (d),(k)                        0.28%      11/01/2011         25,826
                                                                                           ----------

              UTILITIES (0.7%)
              ----------------
              GAS UTILITIES (0.7%)
$    10,000   ONEOK, Inc. (d),(k)                                0.31       11/01/2011         10,000
                                                                                           ----------
              Total Commercial Paper                                                           35,826
                                                                                           ----------

              MONEY MARKET FUNDS (0.2%)
  3,470,000   State Street Institutional Liquid
                 Reserve Fund, 0.15% (k)                                                   $    3,470
                                                                                           ----------
              Total Money Market Instruments
                 (cost: $39,296)                                                               39,296
                                                                                           ----------

              TOTAL INVESTMENTS (COST: $1,456,579)                                         $1,473,717
                                                                                           ==========

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                           (LEVEL 1)
                                         QUOTED PRICES        (LEVEL 2)
                                           IN ACTIVE            OTHER          (LEVEL 3)
                                            MARKETS          SIGNIFICANT      SIGNIFICANT
                                         FOR IDENTICAL       OBSERVABLE       UNOBSERVABLE
ASSETS                                      ASSETS             INPUTS            INPUTS              TOTAL
----------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                  $           --     $ 1,079,416      $         250    $  1,079,666
  Eurodollar And Yankee Obligations                  --         141,778                 --         141,778
  Asset-Backed Securities                            --             797                 --             797
  Commercial Mortgage Securities                     --          65,785                 --          65,785
  Municipal Bonds                                    --           3,411                 --           3,411
  Exchange-Traded Funds                          17,528              --                 --          17,528
Equity Securities:
  Common Stocks                                  73,142              --              3,031          76,173
  Preferred Securities                           11,257          37,965                 --          49,222
  Warrants                                           61              --                 --              61
Money Market Instruments:
  Commercial Paper                                   --          35,826                 --          35,826
  Money Market Funds                              3,470              --                 --           3,470
----------------------------------------------------------------------------------------------------------
Total                                    $      105,458     $ 1,364,978      $       3,281    $  1,473,717
----------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                          CORPORATE OBLIGATIONS               COMMON STOCK
----------------------------------------------------------------------------------------------------------
Balance as of July 31, 2011                                                $250                     $2,544
Purchases                                                                     -                      2,529
Sales                                                                         -                          -
Transfers into Level 3                                                        -                          -
Transfers out of Level 3                                                      -                          -
Net realized gain (loss)                                                      -                          -
Change in net unrealized appreciation/depreciation                            -                    (2,042)
----------------------------------------------------------------------------------------------------------
Balance as of October 31, 2011                                             $250                     $3,031
----------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through October 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

19  | USAA High-Yield Opportunities Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: High-Yield Opportunities Fund Shares (Fund Shares), High-Yield Opportunities Fund Institutional Shares (Institutional Shares), and High-Yield Opportunities Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last

================================================================================

20  | USAA High-Yield Opportunities Fund

================================================================================

quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, which are valued based on methods discussed in Note A1, and commercial paper, which is valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

21  | USAA High-Yield Opportunities Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. Newly-issued common stocks were received in exchange for notes and bonds held by the Fund. The fair value methods included using inputs such as estimated earnings per share, equity multipliers chosen in relation to similar issuers, equivalent value of the exchanged bond, and other relevant information related to the securities, as well as, using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. Fair value methods also included valuing a bond at par based on the Manager's assumption that the issuer will repay the principal at maturity. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of October 31, 2011, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $5,970,000. Also, included in this amount is $2,500,000, for securities which were sold prior to July 31, 2011.

E. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of October 31, 2011.

F. NEW ACCOUNTING PRONOUNCEMENTS --
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the financial statements of the Fund, but changed the presentation of the Level 3 rollforward shown within the portfolio of investments.

G. As of October 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2011, were $85,883,000 and $68,745,000, respectively, resulting in net unrealized appreciation of $17,138,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,497,736,000 at October 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 11.5% of net assets at October 31, 2011.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted

================================================================================

23  | USAA High-Yield Opportunities Fund

================================================================================

average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
         U.S. dollars.
iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT     Real estate investment trust

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

SPDR Exchange-traded funds, managed by State Street Global Advisors, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

SPECIFIC NOTES

(a) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2011. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) At October 31, 2011, the aggregate market value of securities purchased on a delayed-delivery basis was $6,147,000, of which $2,563,000 was sold prior to month end.
(c) Pay-in-kind (PIK) -- security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2011.
(f) At October 31, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) Security was fair valued at October 31, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2011, was $6,391,000, which represented 0.4% of the Fund's net assets.

================================================================================

25  | USAA High-Yield Opportunities Fund

================================================================================

(k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(l) Rate represents the money market fund annualized seven-day yield at October 31, 2011.
*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  26


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended OCTOBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     12/22/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     12/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.